Reporting Entity, Nature of Operations and Going Concern Uncertainty - Schedule of Company’s Subsidiaries (Details)		11 Months Ended	12 Months Ended
		Dec. 31, 2024	Sep. 30, 2024		Sep. 30, 2023
LeddarTech USA Inc [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary			U.S.
Place of incorporation and operation		U.S.	100%		100%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary			China
Place of incorporation and operation		China	100%		100%
Vayavision Sensing, Ltd. (“Vayavision”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary	[1]		Israel
Place of incorporation and operation		Israel	100%	[1]	60%	[1]
LeddarTech Germany GmbH [Member]
Schedule of Company’s Subsidiaries [Line Items]
Name of subsidiary			Germany
Place of incorporation and operation		Germany	100%		100%

[1]	As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision (Note 18).